OPERATING LEASES - Rental Income (Details)	1 Months Ended	6 Months Ended
	Aug. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 large_range_2_tanker	Jun. 30, 2020 veryLargeCrudeCarrier	Jun. 30, 2020 suezmaxTankerVesselType	Jun. 30, 2020	Mar. 16, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2019 suezmaxTankerVesselType	Jul. 31, 2018 vessel
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter			1	2					1	1	2
Vessels on fixed rate time charter with profit sharing clause | suezmaxTankerVesselType										2
Revenue on index linked time charters		$ 2,800,000
Trafigura
Lessor, Lease, Description [Line Items]
Time charter revenue, profit sharing		$ 6,300,000
Assets Under Sale and Purchase Agreement | Trafigura
Lessor, Lease, Description [Line Items]
Duration of time charter	3 years	3 years
Time charter, daily rate, revenue	$ 28,400	$ 28,400
Percentage of third party charter revenues to be received as profit share income	50.00%					50.00%
Vessels, gross							$ 663,700,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter | suezmaxTankerVesselType					5					5
Assets leased to others
Lessor, Lease, Description [Line Items]
Vessels, gross		510,800,000						$ 239,400,000
Accumulated depreciation		$ 39,200,000						$ 47,800,000